RELATED PARTY BALANCES AND TRANSACTIONS - Due from related parties, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022
Related Party Transaction
Total	¥ 25,746		¥ 37,942
Allowance for doubtful account	17,110		17,560
Due from related parties, net	¥ 8,636	$ 1,232	¥ 20,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Seed sales	¥ 4,032	$ 575	¥ 839
Advances for purchases raw materials	65,076	$ 9,287	71,617
Linze Origin Seeds Ltd
Related Party Transaction
Total	45		45
Beijing Shihui
Related Party Transaction
Total	17,060		17,060
Shareholders
Related Party Transaction
Total	2,842		5,336
Seed sales	926		15
Advances for business use	1,514		4,421
Advances for purchases raw materials	0		900
Beijing Liantaide
Related Party Transaction
Total	1,186		9,046
Advances for purchases raw materials	1,186		9,046
Beijing Origin
Related Party Transaction
Total			450
The Company's Chairman
Related Party Transaction
Total	4,607		5,999
The Close family of the Company's Chairman
Related Party Transaction
Total	¥ 6		¥ 6